SUPPLEMENT DATED AUGUST 11, 2015
TO
PROSPECTUS DATED MAY 1, 2015 FOR
FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

The AB Small Cap Growth Portfolio is now an available investment option for all Policies including those with Investment Start Dates on and after February 1, 2013.

Please retain this supplement with your prospectus for future reference.